SEGMENT INFORMATION (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2009
Segment Reporting Information [Line Items]
Operating revenue	$ 7,343	$ 8,928	$ 12,220
Commissions	80	107	150
Voyage expenses	1,006	158	146
Vessel operating expenses	4,598	3,266	2,928
Cost of coal sales	(75)	0
Selling, general and administrative expenses	81,893	8,249	16,521
Other income / (expense), net	47	(3,528)	(1,457)
Operating income / (loss) before depreciation and amortization and impairment losses	(80,262)	(6,380)
Depreciation, depletion and amortization expense	2,860	6,564	8,180
Impairment losses	0	7,054	83,950
Segment operating (loss) / income	(83,169)	(16,470)	(99,655)
Loss on extinguishment of convertible notes	0	(293,109)	0
Interest and finance expense, net	62,670	86,549	22,672
Change in fair value of derivatives	(220)	0	0
Loss from continuing operations	(146,802)	(402,125)	(123,716)
Total assets	151,331	61,799
Goodwill	28,007	0		86,036
Shipping [Member]
Segment Reporting Information [Line Items]
Operating revenue	7,140	8,928
Commissions	(80)	(107)
Voyage expenses	(1,006)	(158)
Vessel operating expenses	(4,598)	(3,266)
Cost of coal sales	0	0
Selling, general and administrative expenses	(79,622)	(8,249)
Other income / (expense), net	47	(3,528)
Operating income / (loss) before depreciation and amortization and impairment losses	(78,119)	(6,380)
Depreciation, depletion and amortization expense	(2,806)	(6,564)
Impairment losses	0	(7,054)
Segment operating (loss) / income	(80,926)	(19,998)
Loss on extinguishment of convertible notes	0	(293,109)
Interest and finance expense, net	(62,397)	(86,918)
Change in fair value of derivatives	262
Loss from continuing operations	(143,061)	(400,025)
Total assets	133,705	58,799
Goodwill	0	0
Long lived assets	35,063	37,503
Coal [Member]
Segment Reporting Information [Line Items]
Operating revenue	203	0
Commissions	0	0
Voyage expenses	0	0
Vessel operating expenses	0	0
Cost of coal sales	(75)	0
Selling, general and administrative expenses	(2,271)	0
Other income / (expense), net	0	0
Operating income / (loss) before depreciation and amortization and impairment losses	(2,143)	0
Depreciation, depletion and amortization expense	(53)	0
Impairment losses	0	0
Segment operating (loss) / income	(2,196)	0
Loss on extinguishment of convertible notes	0	0
Interest and finance expense, net	(273)	369
Change in fair value of derivatives	(482)
Loss from continuing operations	(2,951)	369
Total assets	17,626	3,000
Goodwill	$ 28,007	$ 0